EMPLOYEE COMPENSATION AND BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Short-term employee compensation and benefits	$ 216	$ 203
Long-term employee compensation and benefits	33	32
Share-based compensation	4	2
Employee compensation and benefits	$ 253	$ 237